Note 6 - Investment in Juanicipio (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of carrying amount of investments in associates [text block]
	December 31,	December 31,
	2021	2020
Juanicipio Project oversight expenditures incurred 100% by MAG	$620	$568
Interest earned, advances to Minera Juanicipio (see Note 14) (1)	(1,316)	(567)
Cash contributions to Minera Juanicipio	73,524	63,712
Total for the year	72,828	63,713
Income from equity accounted Investment in Juanicipio (2)	15,686	2,214
Balance, beginning of year	202,570	136,643
Balance, end of year	$291,084	$202,570

Disclosure of financial information of investments in associates [text block]
	December 31,	December 31,
	2021	2020

Cash and cash equivalents	$18,972	$51,503
Value added tax and other receivables	25,580	26,055
Concentrate sales receivable from Fresnillo	18,853	5,203
Inventory	3,234	427
Prepaids and other assets	104	-
Total current assets	66,743	83,188
Right-of-use assets	2,052	18
Mineral interests, plant and equipment	644,609	381,780
Deferred tax assets	5,254	-
Total assets	$718,658	$464,986

Payables to Peñoles and other vendors	$22,835	$3,713
Total current liabilities	22,835	3,713
Interest payable to shareholders	4,279	1,298
Lease liabilities	2,053	13
Provisions	4,070	1,450
Deferred tax liabilities	31,266	8,406
Total liabilities	64,503	14,880
Shareholders equity including shareholder advances	654,155	450,106
Total liabilities and equity	$718,658	$464,986

Disclosure of associate operations [text block]
	Year ended December 31,
	2021	2020

Sales	$75,393	$15,335
Cost of sales	(15,329)	(3,873)
Gross profit	60,064	11,462
Consulting and administrative expenses	(1,929)	(239)
Extraordinary mining duty	(337)	(76)
	57,798	11,147
Exchange losses and other	(1,363)	(623)
Income tax expense	(20,784)	(5,492)

Income for the year	$35,651	$5,032

MAG's 44% equity income	$15,686	$2,214

Disclosure of associate cash flow statements [text block]
	Year ended December 31,
	2021	2020
Operating activities
Net income for the year	$35,651	$5,032
Items not involving cash
Deferred income tax expense	17,606	5,118
Other	419	1,298

Change in operating assets and liabilities	1,656	(13,283)
Net cash provided from (used in) operating activities	55,332	(1,835)

Investing activities
Capital expenditures including plant, mine development and exploration	(254,830)	(121,125)
Net cash used in investing activities	(254,830)	(121,125)

Financing activities
Shareholder loans and other capital provided by partners	167,100	144,800
Payment of lease obligations	(412)	(21)
Net cash provided from financing activities	166,688	144,779

Effects of exchange rate changes on cash and cash equivalents	279	83

(Decrease) increase in cash and equivalents	(32,810)	21,819

Cash and cash equivalents, beginning of year	51,503	29,601

Cash and cash equivalents, end of year	$18,972	$51,503